PFAI Preferred Shares (Details)		12 Months Ended
	Jul. 29, 2024 shares	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CAD ($)	Dec. 31, 2024 CAD ($) $ / shares	Feb. 20, 2024 shares
Class B Preferred Shares [Member]
PFAI Preferred Shares [Line Items]
Preferred stock, shares issued (in Shares) | shares					2,999,000
Redemption per share (in Dollars per share) | $ / shares				$ 1
Redemption amount		$ 2,084,231		$ 2,999,000
Fair value of redeemable preferred shares		$ 2,191,130	$ 2,999,000
Transferred preferred shares (in Shares) | shares	2,999,000
Class E Preferred Shares [Member]
PFAI Preferred Shares [Line Items]
Redemption per share (in Dollars per share) | $ / shares				$ 1
Redemption amount | $				$ 2,999,000
Exchange shares of preferred shares (in Shares) | shares	2,999,000
Residual net assets | $				2,999,000
Li Xia Du [Member] | Class B Preferred Shares [Member]
PFAI Preferred Shares [Line Items]
Redemption amount | $				$ 2,999,000